Financial Income, Net	12 Months Ended
Dec. 31, 2023
Financial Income Net [Abstract]
FINANCIAL INCOME, NET

NOTE 14:- FINANCIAL INCOME, NET

	Year ended December 31,
	2023	2022	2021
Income:
Exchange differences, net	$-	$1,524	-
Remeasurement of warrants liabilities	4,024	711	-
Bank deposits	79	-	-
Finance income in respect of loans from others	44	3,051	3,152
	4,147	5,286	3,152
Expenses:

Exchange differences, net	933	-	487
Bank commissions and other financial expenses	8	21	9
	941	21	496
Total financial income, net	$3,206	$5,265	2,656